UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 5.0%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	829	$831,015
AmeriCredit Automobile Receivables Trust, Series 2011- 5, Class C, 3.44%, 10/08/17		400	400,610
Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.90%, 11/15/18 (a)		730	794,692
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.44%, 1/25/37 (b)		1,200	754,025
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,980	1,980,596
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		1,500	1,495,617
Series 2011-3A, Class C, 4.03%, 2/15/17		255	255,000
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	285	385,834
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.37%, 7/25/37 (b)	USD	147	143,581
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.61%, 8/23/27 (b)		1,060	985,021
SLM Student Loan Trust (b):
Series 2004-B, Class A2, 0.55%, 6/15/21		223	214,234
Series 2008-5, Class A3, 1.72%, 1/25/18		515	523,121
Series 2008-5, Class A4, 2.12%, 7/25/23		2,000	2,052,324
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		637	631,335
Series 2011-S1A, Class C, 2.01%, 8/15/16		474	466,348

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (concluded)
Santander Consumer Acquired Receivables Trust (a) (concluded):
Series 2011-S1A, Class D, 3.15%, 8/15/16	USD	489	$485,007
Series 2011-WO, Class C, 3.19%, 10/15/15		580	585,162
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		860	858,382
Series 2010-2, Class C, 3.89%, 7/17/17		1,010	1,028,570
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	699,246
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		740	733,133
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		406	402,095
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		442	440,419
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		1,045	1,034,462
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		266	279,187
Series 2004-P10B, 4.75%, 8/10/14		184	195,064
			18,654,080
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		4,200	326,813
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		6,510	510,611
			837,424
Total Asset-Backed Securities – 5.2%			19,491,504

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Renminbi
EUR	Euro
Fannie
Mae	Federal National Mortgage Association
FKA	Formerly Known As
Freddie	Federal Home Loan Mortgage
Mac	Corporation
Ginnie	Government National Mortgage
Mae	Association
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
NZD	New Zealand Dollar
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
USD	US Dollar

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Software — 0.0%
Bankruptcy Management Solutions, Inc. (c)		135	$1
Total Common Stocks – 0.0%			1

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
United Technologies Corp.:
4.88%, 5/01/15	USD	1,125	1,258,382
6.13%, 7/15/38		700	870,088
			2,128,470
Airlines — 0.3%
Continental Airlines, Inc., Series 2010-1-B, 6.00%, 1/12/19		700	644,000
United Air Lines, Inc., 12.75%, 7/15/12		334	347,263
			991,263
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		265	277,744
Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	355	477,013
Building Products — 0.1%
Momentive Performance Materials, Inc., 11.50%, 12/01/16	USD	510	364,650
Capital Markets — 5.5%
American Capital Ltd., 7.96%, 12/31/13 (d)		720	723,456
CDP Financial, Inc. (a):
3.00%, 11/25/14		1,005	1,046,036
5.60%, 11/25/39		2,935	3,556,712
Credit Suisse AG:
2.60%, 5/27/16 (a)		570	567,199
5.40%, 1/14/20 (e)		1,795	1,639,144
E*Trade Financial Corp., 12.50%, 11/30/17 (f)		1,570	1,774,100
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15		400	385,986
3.63%, 2/07/16 (e)		4,869	4,583,716
5.38%, 3/15/20		1,220	1,150,946
Morgan Stanley:
2.95%, 5/14/13 (b)		1,890	1,867,029
4.20%, 11/20/14		490	465,919
4.00%, 7/24/15		410	375,337
6.25%, 8/28/17		1,930	1,831,535
5.63%, 9/23/19		630	550,294
5.50%, 7/28/21		360	314,060
			20,831,469
Chemicals — 0.4%
American Pacific Corp., 9.00%, 2/01/15		250	242,188

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
The Dow Chemical Co., 4.13%, 11/15/21	USD	350	$346,753
Huntsman International LLC, 6.88%, 11/15/13 (a)	EUR	435	584,509
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)	USD	240	244,800
			1,418,250
Commercial Banks — 5.4%
CIT Group, Inc.:
7.00%, 5/01/15		60	60,000
7.00%, 5/02/16 (a)		90	88,875
7.00%, 5/01/17		333	329,175
7.00%, 5/02/17 (a)		355	349,675
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		3,775	2,640,877
DnB NOR Boligkreditt (a):
2.10%, 10/14/16		4,020	4,070,081
2.90%, 3/29/17		2,600	2,688,881
Eksportfinans ASA, 5.50%, 6/26/17		950	787,600
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,382,500
HSBC Bank Plc, 3.10%, 5/24/16 (a)		700	696,982
HSBC Holdings PLC, 6.10%, 1/14/42		305	320,492
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/14		1,580	1,579,997
2.63%, 5/27/17		1,675	1,712,101
Wachovia Corp., 5.25%, 8/01/14		3,425	3,615,848
			20,323,084
Commercial Services & Supplies — 0.1%
ARAMARK Corp., 8.50%, 2/01/15		18	18,450
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		136	135,600
Mobile Mini, Inc., 7.88%, 12/01/20		320	320,000
			474,050
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	150	191,477
Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	USD	220	227,615
Lafarge SA, 7.13%, 7/15/36		165	141,101
			368,716
Consumer Finance — 0.4%
Ford Motor Credit Co. LLC:
3.15%, 1/13/12 (b)		125	125,188
7.80%, 6/01/12		340	350,263
SLM Corp.:
6.25%, 1/25/16		661	628,524
Series A, 0.72%, 1/27/14 (b)		550	498,669
			1,602,644

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging — 0.6%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	$549,657
Pregis Corp., 12.38%, 10/15/13	USD	165	153,450
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	725	993,666
7.75%, 11/15/19		410	556,426
			2,253,199
Diversified Financial Services — 7.4%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	1,500	1,518,750
6.25%, 12/01/17		160	147,022
8.00%, 3/15/20		560	552,300
Capital One Financial Corp.:
3.15%, 7/15/16		2,100	2,094,240
4.75%, 7/15/21		960	980,774
Citigroup, Inc.:
5.00%, 9/15/14		285	285,139
4.59%, 12/15/15		6,390	6,402,256
General Electric Capital Corp.:
6.15%, 8/07/37		4,150	4,148,498
6.88%, 1/10/39		135	150,086
JPMorgan Chase & Co. (e):
3.70%, 1/20/15		3,425	3,494,483
6.30%, 4/23/19		2,000	2,210,690
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17		2,050	2,193,471
Reynolds Group Issuer, Inc. (a):
8.75%, 10/15/16 (g)	EUR	550	724,254
7.88%, 8/15/19	USD	660	663,300
6.88%, 2/15/21		1,215	1,160,325
WMG Acquisition Corp. (a):
9.50%, 6/15/16		160	168,000
11.50%, 10/01/18		785	773,225
			27,666,813
Diversified Telecommunication Services — 3.3%
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)		348	328,860
Level 3 Financing, Inc., 8.75%, 2/15/17		239	237,805
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,200	1,207,500
Series B, 7.50%, 2/15/14		290	291,813
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	996,413
6.00%, 9/30/34		1,550	1,097,608
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,975	1,775,071
Verizon Communications, Inc.:
3.50%, 11/01/21		500	497,503
6.40%, 2/15/38		3,483	4,166,218
8.95%, 3/01/39		900	1,380,987
Verizon New Jersey, Inc., 5.88%, 1/17/12		335	336,806

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Windstream Corp., 7.88%, 11/01/17	USD	40	$41,800
			12,358,384
Electric Utilities — 6.4%
Alabama Power Co.:
3.95%, 6/01/21		460	497,038
6.00%, 3/01/39 (e)		1,275	1,659,610
Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	162,378
5.95%, 12/15/36		217	225,898
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	397,020
6.00%, 1/15/38		825	1,052,598
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,421,430
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,525	1,946,838
Florida Power & Light Co., 4.95%, 6/01/35		950	1,072,265
Florida Power Corp.:
6.35%, 9/15/37 (e)		1,325	1,747,610
6.40%, 6/15/38		430	572,726
Hydro-Quebec:
9.40%, 2/01/21		390	583,722
8.40%, 1/15/22		730	1,050,172
8.05%, 7/07/24		1,900	2,806,045
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	308,301
PacifiCorp., 6.25%, 10/15/37		575	728,656
Public Service Co. of Colorado, 6.25%, 9/01/37 (e)		1,200	1,609,650
Southern California Edison Co.:
5.63%, 2/01/36		625	776,633
Series 08-A, 5.95%, 2/01/38		1,075	1,393,845
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	750	856,609
The Toledo Edison Co., 6.15%, 5/15/37	USD	350	411,402
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		250	262,270
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (e)		2,000	2,525,694
			24,068,410
Energy Equipment & Services — 2.3%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		565	545,225
Ensco Plc:
3.25%, 3/15/16		160	162,853
4.70%, 3/15/21		1,745	1,771,121
Exterran Holdings, Inc., 7.25%, 12/01/18 (a)		475	451,250
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		1,110	1,118,325
Peabody Energy Corp., 6.25%, 11/15/21 (a)		3,845	3,873,838
Pride International, Inc., 6.88%, 8/15/20		230	264,992

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Transocean, Inc., 6.38%, 12/15/21	USD	615	$614,668
			8,802,272
Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		1,900	2,396,267
6.20%, 4/15/38		850	1,047,140
			3,443,407
Food Products — 1.0%
Darling International, Inc., 8.50%, 12/15/18		335	368,500
Kraft Foods, Inc., 5.38%, 2/10/20		2,550	2,831,872
Sara Lee Corp., 4.10%, 9/15/20		500	501,072
			3,701,444
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC:
10.88%, 11/15/14		810	763,425
7.75%, 4/15/18		735	589,838
ExamWorks Group, Inc., 9.00%, 7/15/19 (a)		150	133,875
Teleflex, Inc., 6.88%, 6/01/19		385	389,331
			1,876,469
Health Care Providers & Services — 2.5%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		175	165,375
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	627,279
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (a)	USD	152	157,700
HCA, Inc.:
6.50%, 2/15/20		2,115	2,104,425
7.88%, 2/15/20		135	142,088
7.50%, 2/15/22		1,020	1,004,700
Health Management Associates, Inc., 7.38%, 1/15/20 (a)		580	583,625
IASIS Healthcare LLC, 8.38%, 5/15/19 (a)		1,000	832,500
INC Research LLC, 11.50%, 7/15/19 (a)		545	490,500
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		400	379,000
Omnicare, Inc., 7.75%, 6/01/20		805	848,269
Symbion, Inc., 8.00%, 6/15/16 (a)		455	420,875
Tenet Healthcare Corp.:
10.00%, 5/01/18		200	225,000
8.88%, 7/01/19		1,150	1,253,500
UnitedHealth Group, Inc., 3.38%, 11/15/21		160	158,727
			9,393,563
Health Care Technology — 0.7%
Amgen, Inc.:
3.88%, 11/15/21		1,500	1,478,645
5.15%, 11/15/41		750	723,143

Corporate Bonds	Par (000)		Value
Health Care Technology (concluded)
Boston Scientific Corp., 6.25%, 11/15/15	USD	531	$586,328
			2,788,116
Hotels, Restaurants & Leisure — 0.2%
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	158,850
MGM Resorts International, 11.13%, 11/15/17		265	296,469
Yum! Brands, Inc.:
6.25%, 4/15/16		265	299,903
5.30%, 9/15/19		175	194,765
			949,987
Household Durables — 0.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,050	1,092,000
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,142,000
			3,234,000
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	227,220
IT Services — 0.9%
First Data Corp. (a):
7.38%, 6/15/19	USD	605	568,700
8.25%, 1/15/21		80	69,200
SunGard Data Systems, Inc.:
7.38%, 11/15/18		1,080	1,063,800
7.63%, 11/15/20		1,730	1,712,700
			3,414,400
Independent Power Producers & Energy Traders — 1.1%
Energy Future Holdings Corp., 10.00%, 1/15/20		1,520	1,558,000
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		652	671,560
NRG Energy, Inc., 7.63%, 1/15/18		2,110	2,078,350
			4,307,910
Industrial Conglomerates — 0.7%
Sequa Corp. (a):
11.75%, 12/01/15		690	729,675
13.50%, 12/01/15		1,940	2,071,368
			2,801,043
Insurance — 2.2%
American International Group, Inc., 5.45%, 5/18/17		800	758,266
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		478	501,900
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)		820	754,382
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		345	345,368
Hartford Life Global Funding Trusts, 0.53%, 6/16/14 (b)		425	416,338

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Lincoln National Corp., 6.25%, 2/15/20	USD	630	$668,017
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	299,200
Manulife Financial Corp., 3.40%, 9/17/15		1,630	1,610,104
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		775	832,152
Prudential Financial, Inc.:
7.38%, 6/15/19		250	286,863
5.38%, 6/21/20		250	258,733
4.50%, 11/15/20		450	437,395
5.70%, 12/14/36		675	628,963
Series D, 5.90%, 3/17/36		500	474,524
			8,272,205
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		105	108,804
Machinery — 0.3%
AGY Holding Corp., 11.00%, 11/15/14		310	195,300
Navistar International Corp.:
3.00%, 10/15/14 (h)		810	863,663
8.25%, 11/01/21		14	14,595
			1,073,558
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)		1,050	1,139,250
Media — 8.9%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		320	338,400
Affinion Group, Inc., 7.88%, 12/15/18		1,045	869,963
CBS Corp.:
4.63%, 5/15/18		810	833,390
8.88%, 5/15/19		325	415,036
5.75%, 4/15/20		250	274,299
CCH II LLC, 13.50%, 11/30/16		2,300	2,651,183
Cengage Learning Acquisitions, Inc. (FKA Thompson Learning), 10.50%, 1/15/15 (a)		330	239,250
Clear Channel Communications, Inc., 9.00%, 3/01/21		975	804,375
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		2,172	2,286,030
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	831,229
Comcast Corp., 6.45%, 3/15/37		790	896,217
Cox Communications, Inc., 8.38%, 3/01/39 (a)		905	1,192,702
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		945	965,597
Loan Close 3, 4.00%, 8/15/18		1,080	1,103,955
Shares Loan, 4.00%, 8/15/18		1,114	1,138,566
DIRECTV Holdings LLC, 3.13%, 2/15/16		1,380	1,400,115

Corporate Bonds	Par (000)		Value
Media (concluded)
Gray Television, Inc., 10.50%, 6/29/15	USD	1,055	$981,150
Intelsat Luxemburg SA:
11.25%, 6/15/16		490	509,600
11.50%, 2/04/17 (f)		415	380,763
Interactive Data Corp., 10.25%, 8/01/18		1,330	1,423,100
NBC Universal Media LLC:
5.15%, 4/30/20		1,983	2,145,780
4.38%, 4/01/21		1,015	1,038,766
News America, Inc.:
4.50%, 2/15/21		40	40,297
7.63%, 11/30/28		385	456,926
The New York Times Co., 6.63%, 12/15/16		1,800	1,818,000
TCI Communications, Inc., 7.88%, 2/15/26		610	783,773
Time Warner Cable, Inc.:
7.30%, 7/01/38		930	1,113,218
5.88%, 11/15/40		465	476,986
5.50%, 9/01/41		920	914,334
Time Warner, Inc.:
4.70%, 1/15/21		350	367,448
6.10%, 7/15/40		215	233,735
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		2,370	2,447,025
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		525	553,875
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,135	1,486,971
			33,412,054
Metals & Mining — 3.8%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,381,276
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		320	312,719
Barrick Gold Corp., 2.90%, 5/30/16		2,331	2,374,904
Barrick North America Finance LLC, 4.40%, 5/30/21		15	15,687
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		240	234,586
4.88%, 4/01/21		690	672,555
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		259	258,994
Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,228,422
Joy Global, Inc., 5.13%, 10/15/21		225	237,739
New World Resources NV, 7.88%, 5/01/18	EUR	215	265,784
Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 (a)	USD	515	504,052
Novelis, Inc., 8.75%, 12/15/20		4,120	4,346,600
Teck Resources Ltd., 5.38%, 10/01/15		2,359	2,568,342
			14,401,660

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multiline Retail — 0.3%
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	USD	800	$888,968
7.45%, 7/15/17		150	176,150
			1,065,118
Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		1,916	2,142,755
6.38%, 9/15/17		924	1,059,006
Arch Coal, Inc., 7.25%, 10/01/20		805	788,900
BP Capital Markets Plc, 3.13%, 10/01/15		330	340,586
Bill Barrett Corp., 9.88%, 7/15/16		40	43,800
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,218,440
Cenovus Energy, Inc., 6.75%, 11/15/39		750	942,173
Chesapeake Energy Corp., 6.63%, 8/15/20		191	197,685
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	642,005
Constellation Energy Group, Inc., 7.60%, 4/01/32		200	244,210
Crosstex Energy LP, 8.88%, 2/15/18		130	138,450
Devon Energy Corp., 7.95%, 4/15/32		625	854,627
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	263,900
EnCana Corp.:
6.50%, 8/15/34		670	756,943
6.63%, 8/15/37		700	813,797
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		540	553,500
Enterprise Products Operating LLC:
6.13%, 10/15/39		700	747,148
Series L, 6.30%, 9/15/17		575	668,183
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	604,256
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,451,376
6.55%, 9/15/40		110	118,676
6.38%, 3/01/41		150	162,238
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,087,717
MidAmerican Energy Co., 5.80%, 10/15/36		700	813,079
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	936,662
6.50%, 9/15/37		1,900	2,377,238
Nexen, Inc., 7.50%, 7/30/39		1,000	1,139,930
Niska Gas Storage US LLC, 8.88%, 3/15/18		695	677,625
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,360,012
5.88%, 3/01/18		75	79,628
5.75%, 1/20/20		1,725	1,790,578

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Premier Oil, 5.00%, 5/10/18	USD	1,900	$1,966,500
Range Resources Corp., 5.75%, 6/01/21		935	998,112
Rockies Express Pipeline LLC (a):
3.90%, 4/15/15		804	791,433
6.85%, 7/15/18		206	210,692
Suncor Energy, Inc., 6.10%, 6/01/18		1,750	2,048,594
Western Gas Partners LP, 5.38%, 6/01/21		710	712,875
Williams Partners LP, 4.13%, 11/15/20		980	987,647
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		205	209,402
			32,940,378
Paper & Forest Products — 0.8%
Boise Paper Holdings LLC:
9.00%, 11/01/17		185	198,875
8.00%, 4/01/20		210	221,025
Clearwater Paper Corp., 10.63%, 6/15/16		620	688,200
International Paper Co.:
4.75%, 2/15/22		420	426,023
6.00%, 11/15/41		310	313,772
NewPage Corp., 11.38%, 12/31/14 (c)(e)(i)		430	299,925
Verso Paper Holdings LLC, 11.50%, 7/01/14		670	683,400
			2,831,220
Pharmaceuticals — 0.6%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	268,740
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (a)	USD	245	251,125
Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)(j)		620	623,100
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		1,000	982,792
			2,125,757
Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21		275	264,427
Vornado Realty LP, 5.00%, 1/15/22		785	781,436
			1,045,863
Real Estate Management & Development — 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)		434	373,240
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	292,705
			665,945
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,074,351

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Florida East Coast Railway Corp., 8.13%, 2/01/17	USD	490	$488,163
The Hertz Corp., 7.38%, 1/15/21		650	643,500
			2,206,014
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17 (a)		390	397,800
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (a)		775	891,429
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36		830	962,905
QVC, Inc. (a):
7.50%, 10/01/19		35	37,187
7.38%, 10/15/20		35	37,188
			1,037,280
Thrifts & Mortgage Finance — 0.5%
Northern Rock Plc, 5.63%, 6/22/17 (a)		290	306,001
Radian Group, Inc.:
5.63%, 2/15/13		1,400	854,000
5.38%, 6/15/15		1,400	602,000
			1,762,001
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, 2.38%, 9/08/16		795	776,418
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,560	1,734,104
Digicel Group Ltd. (a):
9.13%, 1/15/15 (f)		560	551,600
8.25%, 9/01/17		150	147,750
MetroPCS Wireless, Inc., 6.63%, 11/15/20		960	837,600
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,504,684
SBA Tower Trust, 5.10%, 4/15/17 (a)		360	378,000
Sprint Capital Corp., 6.88%, 11/15/28		645	449,887
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		550	554,125
			6,934,168
Total Corporate Bonds – 72.7%			273,045,971

Foreign Agency Obligations
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160	49,470
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/15/16		3,070	3,682,008

Foreign Agency Obligations	Par (000)		Value
Italy Government International Bond, 5.38%, 6/15/33	USD	455	$367,268
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13 (k)		660	666,281
2.00%, 6/01/16		595	614,579
Mexico Government International Bond:
5.63%, 1/15/17		370	418,655
5.13%, 1/15/20		145	162,255
Poland Government International Bond, 5.13%, 4/21/21		705	697,950
Total Foreign Agency Obligations – 1.8%			6,658,466

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.9%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37	1,100	825,878
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.39%, 11/25/34 (b)	405	348,677
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35	1,551	1,120,440
Series 2006-0A21, Class A1, 0.44%, 3/20/47 (b)	831	383,284
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37	764	503,098
Series 2007-HY4, Class 4A1, 5.33%, 6/25/47 (b)	919	570,752
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.46%, 4/25/46 (b)	343	171,702
Series 2007-10, Class A22, 6.00%, 7/25/37	704	537,987
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (b)	1,000	975,442
Series 2006-C5, Class AM, 5.34%, 12/15/39	1,750	1,518,853
Series 2007-1, Class 5A14, 6.00%, 2/25/37	549	425,074
Series 2010-RR2, Class 2A, 5.79%, 9/15/39 (a)(b)	1,010	1,117,681
Series 2011-2R, Class 2A1, 2.73%, 7/27/36 (a)(b)	1,450	1,409,252
CS First Boston Mortgage Securities Corp., Series 2005-12, Class 6A1, 6.00%, 1/25/36	869	564,417
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006- 0A1, Class A1, 0.46%, 2/25/47(b)	263	145,663

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.12%, 6/19/35 (b)	USD	1,291	$1,198,441
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		689	573,737
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		809	693,987
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.44%, 12/25/36 (b)		660	397,910
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,011	824,440
JPMorgan Mortgage Trust:
Series 2006-S3, Class 1A12, 6.50%, 8/25/36		476	454,005
Series 2007-S1, Class 2A22, 5.75%, 3/25/37		513	407,311
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.77%, 5/25/36 (b)		718	434,004
Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16, 6.00%, 6/25/37		476	361,540
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,454	1,326,195
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-3, Class A9, 5.50%, 3/25/36		330	321,461
Series 2006-9, Class 1A29, 6.00%, 8/25/36		295	292,855
Series 2007-10, Class 1A21, 6.00%, 7/25/37		64	60,875
Series 2007-8, Class 2A9, 6.00%, 7/25/37		405	385,062
			18,350,023
Commercial Mortgage-Backed Securities — 10.3%
Banc of America Commercial Mortgage, Inc.:
Series 2006-4, Class AM, 5.68%, 7/10/46		250	241,808
Series 2007-1, Class A4, 5.45%, 1/15/49		500	532,778
Series 2007-2, Class A4, 5.63%, 4/10/49 (b)		750	789,820
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	867,729
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.07%, 12/10/49 (b)		1,370	1,501,845

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	USD	1,093	$1,010,719
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM, 5.78%, 6/10/46 (b)		1,750	1,729,749
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	630,312
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/25/49 (b)		365	393,744
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		491	492,107
Class B, 4.22%, 11/05/27		2,000	1,997,754
Class C, 4.86%, 11/05/27		740	739,173
Class D, 5.50%, 11/05/27		550	547,495
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		2,350	2,396,788
GS Mortgage Securities Corp. II (b):
Series 2007-GG10, Class A4, 5.79%, 8/10/45		60	63,651
Series 2010-C2, Class C, 5.23%, 12/10/43 (a)		900	803,951
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,190	2,311,819
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		2,314	2,377,226
Series 2004-CBX, Class A4, 4.53%, 1/12/37		822	821,100
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	869,406
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	319,222
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		730	543,689
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,387,530
Series 2007-C6, Class A4, 5.86%, 7/15/40		1,761	1,885,022
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,563,508
Merrill Lynch Mortgage Trust (b):
Series 2004-BPC1, Class A3, 4.47%, 10/12/41		522	526,466

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch Mortgage Trust(b) (concluded):
Series 2004-KEY2, Class A4, 4.86%, 8/12/39	USD	1,000	$1,059,538
Morgan Stanley Capital I, Series 2004-HQ4, Class A7, 4.97%, 4/14/40		1,000	1,054,106
Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		407	406,393
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48		6,287	6,333,653
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		2,185	2,317,330
			38,515,431
Total Non-Agency Mortgage-Backed Securities – 15.2%			56,865,454

Other Interests (l)	Beneficial Interest (000)
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		2	191
Total Other Interests – 0.0%			191

Preferred Securities

Capital Trusts	Par (000)
Capital Markets — 0.2%
Credit Suisse Guernsey Ltd., 5.86% (b)(m)	USD	1,004	783,120
State Street Capital Trust IV, 1.35%, 6/15/37 (b)		70	47,700
			830,820
Commercial Banks — 0.5%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(m)		1,350	992,250
Barclays Bank Plc, 5.93% (a)(b)(m)		250	176,250
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	487,325
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		210	209,163
			1,864,988

Preferred Securities	Par (000)		Value
Capital Trusts
Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40	USD	315	$316,749
			316,749
Insurance — 1.0%
American International Group, Inc., 8.18%, 5/15/68 (b)		115	101,487
The Allstate Corp., 6.50%, 5/15/67 (b)		1,950	1,735,500
Lincoln National Corp., 6.05%, 4/20/67 (b)		675	550,125
Metlife Capital Trust IV, 7.88%, 12/15/67 (a)		120	122,400
Swiss Re Capital I LP, 6.85% (a)(b)(m)		1,060	921,539
XL Group Plc, Series E, 6.50% (b)(m)		465	360,375
			3,791,426
Total Capital Trusts – 1.8%			6,803,983

Preferred Stocks	Shares
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, (b)		14,773	379,223
			379,223
Total Preferred Securities – 1.9%			7,183,206

Taxable Municipal Bonds	Par (000)
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	USD	950	1,151,495
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,589,938
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	866,300
New York City Municipal Water Finance Authority:
RB, 5.72%, 6/15/42		700	821,947
RB, Second General Resolution-Series EE, 5.50%, 6/15/43		465	507,882
RB, Build America Bonds, Second General Resolution, Series EE, 5.38%, 6/15/43		385	414,830
New York State Dormitory Authority:
5.63%, 3/15/39		550	640,189

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New York State Dormitory Authority, RB, Build America Bonds (concluded):
5.60%, 3/15/40	USD	950	$1,106,085
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	462,951
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	502,694
Total Taxable Municipal Bonds – 2.2%			8,064,311

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.3%
Fannie Mae:
6.12%, 10/09/19 (e)(n)		7,055	5,363,550
5.63%, 7/15/37 (o)		775	1,036,755
Federal Home Loan Banks (e):
5.25%, 12/09/22		675	826,409
5.37%, 9/09/24		1,075	1,343,774
Resolution Funding Corp. (n):
6.39%, 7/15/18		525	465,447
6.39%, 10/15/18		525	461,466
Tennessee Valley Authority, 5.25%, 9/15/39 (e)		2,355	2,932,022
			12,429,423
Collateralized Mortgage Obligations — 0.7%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		781	848,959
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		677	729,024
Series K013, Class A2, 3.97%, 1/25/21 (b)		940	1,016,631
			2,594,614
Federal Deposit Insurance Corporation Guaranteed — 0.1%
General Electric Capital Corp., 2.13%, 12/21/12		515	525,919
Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac Mortgage-Backed Securities:
Series 2579, Class HI, 5.00%, 8/15/17		313	9,484
Series 2611, Class QI, 5.50%, 9/15/32		1,936	253,754
			263,238
Mortgage-Backed Securities — 9.8%
Fannie Mae Mortgage-Backed Securities:
3.50%, 12/12/11 (p)		2,300	2,345,641
4.00% - 4.00%, 12/12/11(p)		8,600	8,994,780
4.50%, 12/01/41 (p)		10,800	11,419,313

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
5.00% - 5.00%, 12/12/11(p)	USD	3,900	$4,190,359
5.50% - 5.50%, 12/12/11(p)		6,100	6,621,234
6.00% - 6.00%, 4/01/35(e)		1,889	2,097,221
Freddie Mac Mortgage-Backed Securities:
4.50%, 1/12/12 (p)		100	105,156
5.00%, 12/12/11 (p)		100	106,922
6.00% - 6.00%, 12/01/18		785	857,456
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		86	97,241
			36,835,323
Total US Government Sponsored Agency Securities – 14.0%			52,648,517

U.S. Treasury Obligations
US Treasury Bonds:
8.13%, 8/15/21 (e)		1,550	2,398,383
6.25%, 8/15/23 (e)		5,720	8,058,050
3.50%, 2/15/39		330	359,442
4.25%, 5/15/39 (e)		6,045	7,454,241
4.38%, 5/15/40 (e)		6,375	8,026,520
4.75%, 2/15/41 (e)		1,630	2,177,069
4.38%, 5/15/41 (e)		800	1,009,500
3.75%, 8/15/41 (e)		28,275	32,171,634
3.13%, 11/15/41		2,170	2,196,107
US Treasury Inflation Indexed Bonds, 2.13%, 2/15/41		3,776	5,061,362
US Treasury Notes:
0.63%, 1/31/13 (o)		200	201,031
0.50%, 8/15/14 (e)		1,040	1,043,900
0.38%, 11/15/14 (e)		7,825	7,821,941
2.50%, 4/30/15 (e)		965	1,030,062
1.00%, 10/31/16 (e)		1,125	1,128,868
0.88%, 11/30/16 (e)		2,800	2,789,282
2.25%, 7/31/18 (e)		2,495	2,623,647
2.63%, 8/15/20 (e)		1,105	1,172,249
2.13%, 8/15/21 (e)		9,763	9,829,359
2.00%, 11/15/21 (e)		4,775	4,745,156
Total US Treasury Obligations – 27.0%			101,297,803

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Warrants (q)	Shares		Value
Media — 0.0%
Cumulus Media, Inc. (Expires 3/26/19)		30,393	$87,774
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		90	1
Total Warrants – 0.0%			87,775

Total Long-Term Investments (Cost – $515,687,326) – 140.0%			525,343,199

Short-Term Securities

Borrowed Bond Agreements	Par (000)
Credit Suisse Securities (USA) LLC, 0.04%, Open[1]	USD	385,962	385,962
Total Borrowed Bond Agreements – 0.1%			385,962

Money Market Funds	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (r)(s)		2,008,562	2,008,562
Total Money Market Funds – 0.5%			2,008,562
Total Short-Term Securities (Cost – $2,394,524) – 0.6%			2,394,524

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note, Strike Price USD 133, Expires 1/27/12		85	27,891
Exchange-Traded Put Options — 0.0%
Eurodollar 1-year Mid-Curve Options:
Strike Price USD 99, Expires 1/13/12		100	6,875
Strike Price USD 99, Expires 3/16/12		221	30,387
USD Put Option, Strike Price USD 125, Expires 12/23/11		14	1,094
			38,356

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options — 0.0%
EUR Call Option, Strike Price USD 1.45, Expires 2/17/12, Broker Citibank NA	EUR	7,850	$45,462
USD Call Option:
Strike Price USD 0.92, Expires 1/09/12, Broker Deutsche Bank AG	USD	2,590	6,294
Strike Price USD 0.92, Expires 1/09/12, Broker Deutsche Bank AG		2,590	6,294
Strike Price USD 81, Expires 1/13/12, Broker Citibank NA		3,550	8,839
Strike Price USD 79.50, Expires 2/07/12, Broker Deutsche Bank AG		3,840	29,530
			96,419
Over-the-Counter Call Swaptions — 0.1%
Receive a fixed rate of 1.76% and pay a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		9,300	197,970
Receive a fixed rate of 1.80% and pay a floating rate based on 3- month LIBOR, Expires 6/11/12, Broker Bank of America NA		2,000	18,399
Receive a fixed rate of 3.15% and pay a floating rate based on 3- month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,400	110,710
			327,079
Over-the-Counter Put Options — 0.1%
EUR Put Option:
Strike Price USD 1.28, Expires 1/03/12	EUR	2,925	18,276
Strike Price USD 1.28, Expires 1/03/12		2,925	18,276
Strike Price USD 1.35, Expires 2/03/12		8,813	322,677
			359,229
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Bank of America NA	USD	4,800	6,138
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		9,300	233

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	4,500	$4
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 1/27/12, Broker Citibank NA		8,900	35,692
Pay a fixed rate of 3.50% and receive a floating rate based on a 3-month LIBOR, Expires 11/08/12, Broker Citibank NA		4,000	223,577
			265,644
Total Options Purchased (Cost – $1,347,612) – 0.3%			1,114,618
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $519,043,500) – 140.9%			$528,852,341

Borrowed Bonds	Par (000)
US Treasury Notes, 1.00%, 10/31/16	1,510	(1,515,191)
Total Borrowed Bonds (Proceeds – $1,516,862) – (0.4)%		(1,515,191)

TBA Sale Commitments (p)
Fannie Mae Mortgage-Backed Securities:
3.50%, 12/12/11	1,600	(1,631,750)
6.00%, 12/12/11	8,500	(9,316,797)
Total TBA Sale Commitments (Proceeds – $10,938,828) – (2.9)%		(10,948,547)

Options Written	Contracts	Value
Exchange-Traded Call Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.63, Expires 12/16/11	80	(6,500)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options — 0.0%
USD Call Option, Strike Price USD 0.92, Expires 1/09/12, Broker Citibank NA	USD	5,180	$(12,587)
Over-the-Counter Call Swaptions — (0.2)%
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		1,200	(179,462)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		2,300	(160,980)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		9,300	(256,662)
Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,400	(62,189)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,400	(85,084)
			(744,377)
Over-the-Counter Put Options — (0.1)%
EUR Put Option:
Strike Price USD 1.28, Expires 1/03/12, Broker Goldman Sachs Bank USA	EUR	2,925	(18,276)
Strike Price USD 1.28, Expires 1/03/12, Broker Royal Bank of Scotland Plc		2,925	(18,276)
Strike Price USD 1.30, Expires 2/03/12, Broker Deutsche Bank AG		8,813	(168,976)
			(205,528)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	USD	5,900	(1)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA		2,300	—
Receive a fixed rate of 3.95% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA		4,600	(1)
Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		1,200	—

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.00% and pay a floating rate based on 3- month LIBOR, Expires 12/29/11, Broker UBS AG	USD	2,300	$—
Receive a fixed rate of 2.08% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		9,300	(129)
			(131)
Total Options Written (Premiums Received – $700,009) – (0.3)%			(969,123)
Total Investments, Net of TBA Sale Commitments, Outstanding Options Written and Borrowed Bonds - 137.3%			515,419,480
Liabilities in Excess of Other Assets – (37.3)%			(139,995,564)
Net Assets – 100.0%			$375,423,916

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$519,737,924
Gross unrealized appreciation	$23,821,348
Gross unrealized depreciation	(14,706,931)
Net unrealized appreciation	$9,114,417

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Convertible security.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities, Inc.	$623,100	$3,100

(k)	All or a portion of security has been pledged as collateral in connection with swaps.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(o)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(p)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$16,770,906	$30,500
Deutsche Bank Securities, Inc.	$11,743,922	$7,524
Goldman Sachs & Co.	$4,410,796	$(636)
JPMorgan Securities, Inc.	$106,922	$(78)
Nomura Securities	$(10,948,547)	$(9,719)
UBS Securities	$750,859	$1,859

(q)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(r)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,711,687	(2,703,125)	2,008,562	$1,560

(s)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of November 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank, NA	0.35%	7/18/11	Open	$8,461,716	$8,448,000
Deutsche Bank, NA	0.35%	7/19/11	Open	4,349,874	4,342,865
BNP Paribas Securities Corp.	0.20%	10/11/11	Open	1,166,306	1,165,775
Barclays Capital, Inc.	0.07%	10/12/11	Open	8,009,261	8,008,000
Barclays Capital, Inc.	0.11%	10/12/11	Open	1,341,394	1,341,063
Barclays Capital, Inc.	0.10%	10/25/11	Open	2,586,889	2,586,400
UBS Securities LLC	0.35%	10/25/11	Open	3,350,151	3,347,938
BOA Merrill Lynch	0.08%	11/09/11	Open	12,553,166	12,551,688
Deutsche Bank, NA	0.12%	11/10/11	Open	2,645,158	2,644,700
BNP Paribas Securities Corp.	0.14%	11/14/11	Open	1,045,395	1,045,200
Deutsche Bank, NA	0.20%	11/14/11	Open	2,180,706	2,180,125
Deutsche Bank, NA	(5.50)%	11/14/11	Open	277,450	279,500
Barclays Capital, Inc.	0.17%	11/16/11	Open	5,168,910	5,167,788
BNP Paribas Securities Corp.	0.14%	11/16/11	Open	2,042,915	2,042,550
Credit Suisse Securities (USA) LLC	0.23%	11/16/11	12/12/11	2,024,295	2,023,946
Credit Suisse Securities (USA) LLC	0.35%	11/16/11	Open	1,699,278	1,698,519
BOA Merrill Lynch	0.12%	11/17/11	Open	845,564	845,438
Credit Suisse Securities (USA) LLC	0.13%	11/29/11	Open	2,449,292	2,449,000
Credit Suisse Securities (USA) LLC	0.17%	11/29/11	Open	2,991,316	2,990,850
BNP Paribas Securities Corp.	0.10%	11/30/11	12/1/11	33,046,590	33,046,406
BNP Paribas Securities Corp.	0.13%	11/30/11	12/1/11	7,531,179	7,531,125
Credit Suisse Securities (USA) LLC	0.00%	11/30/11	12/1/11	7,825,000	7,825,000
Credit Suisse Securities (USA) LLC	0.01%	11/30/11	12/1/11	3,584,477	3,584,475
Credit Suisse Securities (USA) LLC	0.12%	11/30/11	12/1/11	9,180,061	9,180,000
Total				$126,356,343	$126,326,351

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

5	German Euro-Bond Future	Eurex	December 2011	$899,069	$(19,013)
		London International
108	Euro-Bond Future	Financial Futures and Options	March 2012	$35,913,460	60,307
259	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	$36,616,125	(469,143)
54	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$6,622,594	(2,321)
160	90-Day Euro Dollar	Chicago Mercantile	December 2014	$39,378,000	24,391
160	90-Day Euro Dollar	Chicago Mercantile	March 2015	$39,308,000	30,480
Total					$(375,299)

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Financial futures contracts sold as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
352	Euro-Schatz Future	Eurex	December 2011	$52,127,372	$(284,779)
59	90-Day Euro-Dollar	Chicago Mercantile	December 2011	$14,671,456	10,532
1	Japanese Yen Future	Chicago Mercantile	December 2011	$161,238	1,097
7	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2011	$991,375	1,299
55	2-Year US Treasury Note	Chicago Board of Trade	December 2011	$12,121,484	(547)
121	5-Year US Treasury Note	Chicago Board of Trade	December 2011	$14,883,945	3,963
386	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$49,926,688	19,290
95	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2012	$14,766,563	351,616
32	2-Year US Treasury Note	Chicago Board of Trade	March 2012	$7,056,000	(4,561)
Total					$97,910

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	600,000	EUR	436,297	Citibank NA	12/02/11	$1,005
CAD	150,000	EUR	107,621	Deutsche Bank AG	12/02/11	1,225
EUR	398,074	CAD	550,000	Deutsche Bank AG	12/02/11	(2,174)
EUR	143,960	CAD	200,000	UBS AG	12/02/11	(1,325)
EUR	925,000	USD	1,245,045	Citibank NA	12/02/11	(2,123)
EUR	200,000	USD	275,028	Royal Bank of Scotland Plc	12/02/11	(6,288)
NOK	1,775,000	USD	310,361	Citibank NA	12/02/11	(3,042)
NOK	850,000	USD	153,722	UBS AG	12/02/11	(6,555)
NZD	175,000	USD	136,176	Citibank NA	12/02/11	472
NZD	350,000	USD	283,121	Deutsche Bank AG	12/02/11	(9,824)
SEK	2,750,000	USD	409,292	Citibank NA	12/02/11	(2,911)
SGD	257,979	USD	200,000	Citibank NA	12/02/11	1,287
SGD	291,597	USD	225,000	Deutsche Bank AG	12/02/11	2,517
USD	237,339	EUR	175,000	Citibank NA	12/02/11	2,192
USD	1,064,437	EUR	800,000	Royal Bank of Scotland Plc	12/02/11	(10,523)
USD	208,697	EUR	150,000	UBS AG	12/02/11	7,142
USD	157,535	NOK	925,000	Citibank NA	12/02/11	(2,617)
USD	307,069	NOK	1,700,000	Royal Bank of Scotland Plc	12/02/11	12,735
USD	280,352	NZD	350,000	Citibank NA	12/02/11	7,055
USD	130,927	NZD	175,000	Royal Bank of Scotland Plc	12/02/11	(5,721)
USD	277,511	SEK	1,900,000	Citibank NA	12/02/11	(3,261)
USD	128,272	SEK	850,000	Deutsche Bank AG	12/02/11	2,664
USD	200,000	SGD	255,146	Citibank NA	12/02/11	924
USD	225,000	SGD	293,006	Royal Bank of Scotland Plc	12/02/11	(3,616)
EUR	1,180,000	USD	1,643,203	Royal Bank of Scotland Plc	12/05/11	(57,591)
EUR	1,220,000	USD	1,653,145	Citibank NA	12/14/11	(13,640)
USD	3,312,815	EUR	2,440,000	Citibank NA	12/14/11	33,804
NOK	19,370,000	SEK	22,699,412	Goldman Sachs Capital Markets LP	1/09/12	(160)
NOK	19,370,000	SEK	22,654,184	UBS AG	1/09/12	3,176
SEK	13,265,307	NOK	11,300,000	Citibank NA	1/09/12	1,790
SEK	12,811,866	NOK	10,895,000	Deutsche Bank AG	1/09/12	3,349
SEK	6,638,778	NOK	5,650,000	Goldman Sachs Capital Markets LP	1/09/12	1,347
SEK	12,788,551	NOK	10,895,000	UBS AG	1/09/12	1,629
AUD	200,000	CAD	208,869	UBS AG	1/18/12	5
CAD	206,917	AUD	200,000	Royal Bank of Scotland Plc	1/18/12	(961)
USD	28,842	JPY	2,210,000	Royal Bank of Scotland Plc	1/18/12	314
EUR	1,125,000	USD	1,515,120	Deutsche Bank AG	1/25/12	(2,721)
EUR	900,000	USD	1,200,018	Royal Bank of Scotland Plc	1/25/12	9,901
USD	11,581,804	EUR	8,444,000	Citibank NA	1/25/12	230,077

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,778,854	EUR	3,514,000	Royal Bank of Scotland Plc	1/25/12	$54,793
CNY	5,940,000	USD	940,245	Goldman Sachs Capital Markets LP	2/15/12	(8,627)
USD	932,642	CNY	5,940,000	HSBC Bank USA	2/15/12	1,024
Total						$236,747

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$1,400	$561,516
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$1,400	648,362
The New York Times	1.00%	Barclays Bank Plc	12/20/16	$1,800	65,961
Co.
Total					$1,275,839

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A+	$1,150	$(1,353)
Assured Guaranty	5.00%	Citibank NA	12/20/14	AA-	$150	(6,370)
Corp.
Assured Guaranty	5.00%	Citibank NA	12/20/14	AA-	$4	(128)
Corp.
Assured Guaranty	5.00%	Citibank NA	3/20/15	AA-	$15	(492)
Corp.
MetLife, Inc.	1.00%	Credit Suisse Securities (USA)	9/20/16	A-	$535	(7,432)
		LLC
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$730	(15,641)
MetLife, Inc.	1.00%	Goldman Sachs International	9/20/16	A-	$500	(11,797)
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$900	(20,689)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services,	9/20/16	A-	$275	(8,673)
		Inc.
Prudential Financial,	1.00%	Morgan Stanley Capital Services,	9/20/16	A	$405	(3,239)
Inc.		Inc.
Assured Guaranty	5.00%	Citibank NA	12/20/16	AA-	$224	(7,047)
Corp.
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$1,825	(62,486)
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$285	(7,991)
Total						$(153,338)

1          Using Standard & Poor’s rating.

2          The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$990	$18,692
Dow Jones CDX North America Investment Grade Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$388	538
Dow Jones CDX North America Investment Grade Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	$22	77
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	$1,480	(6,299)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	$2,490	(12,825)
Total					$183

•	Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Markit CMBX North America AAA Index 3	0.08%	Morgan Stanley & Co., Inc.	12/13/49	AAA	$525	$5,055
Markit CMBX North America AAA Index 4	0.35%	Morgan Stanley & Co., Inc.	2/17/51	AAA	$525	1,657
Total						$6,712

[1] Using Standard &Poor’s rating.

[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of November 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.44% (a)	3-month LIBOR	Citibank NA	9/13/13	$38,810	$49,193
1.22% (b)	3-month LIBOR	Deutsche Bank AG	10/06/16	$4,750	11,314
3.27% (b)	3-month LIBOR	Deutsche Bank AG	5/16/21	$910	(89,162)
3.86% (a)	3-month LIBOR	JP Morgan Chase & Co.	5/23/21	$1,400	155,628
2.57% (a)	3-month LIBOR	Deutsche Bank AG	8/08/21	$500	17,729
2.56% (b)	3-month LIBOR	UBS AG	8/10/21	$1,000	(34,318)
2.35% (a)	3-month LIBOR	Deutsche Bank AG	8/12/21	$1,800	28,385
2.15% (a)	3-month LIBOR	Deutsche Bank AG	9/08/21	$500	(1,589)
1.91% (a)	3-month LIBOR	Bank of America NA	9/26/21	$300	(7,588)
2.18% (a)	3-month LIBOR	Bank of America NA	10/06/21	$1,880	(45,164)
2.15% (b)	3-month LIBOR	Morgan Stanley & Co., Inc.	11/23/21	$900	4,724
2.79% (b)	3-month LIBOR	Deutsche Bank AG	10/11/41	$400	(4,190)
2.87% (b)	3-month LIBOR	Deutsche Bank AG	10/13/41	$500	(13,728)
2.94% (a)	3-month LIBOR	Deutsche Bank AG	10/14/41	$500	20,491
2.58% (b)	3-month LIBOR	Deutsche Bank AG	11/11/41	$350	25,124
2.68% (b)	3-month LIBOR	Deutsche Bank AG	11/18/41	$745	33,388
Total					$150,237

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments: Long-Term
Investments:
Asset-Backed Securities	$—	13,435,062	$6,056,442	$19,491,504
Common Stocks	—	1	—	1
Corporate Bonds	—	267,871,354	5,174,617	273,045,971
Foreign Agency Obligations	—	6,658,466	—	6,658,466
Non-Agency Mortgage-Backed Securities	—	56,471,710	393,744	56,865,454
Other Interests	—	—	191	191
Preferred Securities	$379,223	6,803,983	—	7,183,206
Taxable Municipal Bonds	—	8,064,311	—	8,064,311
US Government Sponsored Agency Securities	—	52,648,517	—	52,648,517
US Treasury Obligations	—	101,297,803	—	101,297,803
Warrants	—	87,774	1	87,775
Short-Term Securities	2,008,562	385,962	—	2,394,524
Liabilities:
Borrowed Bonds	—	(1,515,191)	—	(1,515,191)
TBA Sale Commitments	—	(10,948,547)	—	(10,948,547)
Total	$2,387,785	$501,261,205	$11,624,995	$515,273,985

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,301,858	—	$1,301,858
Equity contracts	$568,128	1,049,465	—	1,617,593
Foreign currency exchange contracts	—	380,427	—	380,427
Interest rate contracts	—	345,976	—	345,976
Liabilities:
Credit contracts	—	(171,109)	$(1,353)	(172,462)
Equity contracts	(786,864)	(962,623)	—	(1,749,487)
Foreign currency exchange contracts	—	(143,680)	—	(143,680)
Interest rate contracts	—	(195,739)	—	(195,739)
Total	$(218,736)	$1,604,575	$(1,353)	$1,384,486

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	18

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	$6,120,404	$5,241,392	$1,960,957	$191	$102,281	$77,670	$13,502,895
Accrued discounts/premiums	(49,904)	190	4,269	—		—	(45,445)
Net realized gain (loss)	48	17,863	40,566	—	120,330	—	178,807
Net change in unrealized appreciation/depreciation[2]	3,286	(32,828)	20,295	—	(102,281)	—	(111,528)
Purchases	254,980	—	394,428	—	—	—	649,408
Sales	(272,372)	(52,000)	(1,674,101)	—	(120,330)	—	(2,118,803)
Transfers in3	—	—	—	—	—	—	—
Transfers out[3]			(352,670)			(77,669)	(430,339)
Balance, as of November 30, 2011	$6,056,442	$5,174,617	$393,744	$191	$—	$1	$11,624,995

[2]	The change in unrealized appreciation/depreciation on securities still held on November 30, 2011 was (14,773).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	$(941)
Accrued discounts/premiums	1,845
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	(412)
Purchases	—
Issuances[5]	—
Sales	—
Settlements[6]	(1,845)
Transfers in7	—
Transfers out[7]	—
—
Balance, as of November 30, 2011	$(1,353)

[4]	The change in unrealized appreciation/depreciation on securities still held on November 30, 2011 was $(412).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2011	19

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: January 23, 2012